Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Intangible asset estimated useful life, description	Amortization of these intangible assets in general are recognized on a straight-line basis over an average finite useful life primarily ranging from approximately one to 16 years or in relation to the estimated discounted cash flows over the life of the intangible asset.
Credit Risk
Summary Of Significant Accounting Policies [Line Items]
Impairment on trade receivables	$ 0
Provision allowance account for credit losses of financial assets	$ 0	$ 0
Credit Risk | Customer One
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenues	18.00%	19.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	16 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	1 year